UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Item 1. Reports to Shareholders

    (a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

April 30, 2025

QM U.S. Bond ETF (TAGG)

Principal Listing Exchange: NYSE Arca, Inc.

This semi-annual shareholder report contains important information about QM U.S. Bond ETF (the "fund") for the period of November 1, 2024 to April 30, 2025. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QM U.S. Bond ETF	$4	0.08%

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,286,351
  Number of Portfolio Holdings1,443
  Portfolio Turnover Rate211.1%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

U.S. Government Agency Obligations (Excluding Mortgage-Backed)	41.2%
Corporate Bonds	25.4
U.S. Government & Agency Mortgage-Backed Securities	25.1
Asset-Backed Securities	3.6
Non-U.S. Government Mortgage-Backed Securities	2.0
Municipal Securities	1.2
Foreign Government Obligations & Municipalities	0.5
Short-Term and Other	1.0%

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	30.1%
U.S. Treasury Bonds	11.1
Federal National Mortgage Assn.	10.2
Federal Home Loan Mortgage	7.8
Government National Mortgage Assn.	5.6
UMBS, TBA	1.6
Benchmark Mortgage Trust	0.8
JPMorgan Chase	0.8
Bank of America	0.7
Morgan Stanley	0.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

QM U.S. Bond ETF (TAGG)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Principal Listing Exchange: NYSE Arca, Inc.

202504-4438610

ETF989-053 06/25

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
April 30, 2025
T. ROWE PRICE
TAGG	QM U.S. Bond ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE QM U.S. BOND ETF

Unaudited
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	6 Months Ended	Year Ended			9/28/21(1) Through
	4/30/25	10/31/24	10/31/23	10/31/22	10/31/21
NET ASSET VALUE
Beginning of period	$ 42.39	$ 39.93	$ 41.11	$ 49.96	$ 50.00
Investment activities
Net investment income(2)(3)	0.95	1.82	1.54	0.90	0.06
Net realized and unrealized gain/loss	0.16	2.47	(1.31)	(8.87)	(0.07)
Total from investment activities	1.11	4.29	0.23	(7.97)	(0.01)(4)
Distributions
Net investment income	(0.87)	(1.83)	(1.41)	(0.87)	(0.03)
Net realized gain	-	-	-	(0.01)	-
Total distributions	(0.87)	(1.83)	(1.41)	(0.88)	(0.03)
NET ASSET VALUE
End of period	$ 42.63	$ 42.39	$ 39.93	$ 41.11	$ 49.96

T. ROWE PRICE QM U.S. BOND ETF

Unaudited
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	6 Months Ended	Year Ended			9/28/21(1) Through
	4/30/25	10/31/24	10/31/23	10/31/22	10/31/21
Ratios/Supplemental Data
Total return, based on NAV(3)(5)	2.64%	10.84%	0.45%	(16.09)%	(0.08)%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.08%(6)	0.08%	0.08%	0.08%	0.08%(6)
Net expenses after waivers/payments by Price Associates	0.08%(6)	0.08%	0.08%	0.08%	0.08%(6)
Net investment income	4.64%(6)	4.29%	3.66%	1.96%	1.29%(6)
Portfolio turnover rate(7)	211.1%	131.2%	211.9%	403.7%	50.9%
Portfolio turnover rate, excluding mortgage dollar roll transactions	20.8%	30.3%	41.7%	35.1%	11.7%
Net assets, end of period (in thousands)	$ 1,286,351	$ 96,437	$ 103,819	$ 35,973	$ 27,477

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(6)	Annualized
(7)	The portfolio turnover rate calculation includes purchases and sales from mortgage dollar roll transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE QM U.S. BOND ETF

April 30, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 3.6%
Car Loan 1.5%
ARI Fleet Lease Trust, Series 2025-A, Class A3, 4.46%, 1/17/34 (1)	1,255	1,255
CarMax Auto Owner Trust, Series 2023-3, Class B, 5.47%, 2/15/29	65	66
Carvana Auto Receivables Trust, Series 2021-P4, Class C, 2.33%, 2/10/28	45	43
Carvana Auto Receivables Trust, Series 2023-N1, Class C, 5.92%, 7/10/29 (1)	665	672
Carvana Auto Receivables Trust, Series 2024-P4, Class A3, 4.64%, 1/10/30	40	40
Carvana Auto Receivables Trust, Series 2024-P4, Class A4, 4.74%, 12/10/30	65	66
Carvana Auto Receivables Trust, Series 2025-N1, Class A3, 4.91%, 8/10/29 (1)	510	514
Carvana Auto Receivables Trust, Series 2025-P1, Class B, 4.98%, 5/12/31	1,550	1,564
Chase Auto Credit-Linked Notes, Series 2021-3, Class B, 0.76%, 2/26/29 (1)	3	2
Enterprise Fleet Financing, Series 2021-2, Class A3, 0.74%, 5/20/27 (1)	92	91
Enterprise Fleet Financing, Series 2023-2, Class A2, 5.56%, 4/22/30 (1)	56	56
Enterprise Fleet Financing, Series 2024-4, Class A2, 4.69%, 7/20/27 (1)	50	50
Enterprise Fleet Financing, Series 2024-4, Class A4, 4.70%, 6/20/31 (1)	50	51
Exeter Automobile Receivables Trust, Series 2025-2A, Class A3, 4.74%, 1/16/29	920	923
Exeter Select Automobile Receivables Trust, Series 2025-1, Class B, 4.87%, 8/15/31	990	997
Ford Credit Auto Lease Trust, Series 2023-B, Class C, 6.43%, 4/15/27	2,605	2,633
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85%, 8/15/35 (1)	100	102
GM Financial Automobile Leasing Trust, Series 2025-1, Class A4, 4.70%, 2/20/29	250	252

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
GM Financial Consumer Automobile Receivables Trust, Series 2025-1, Class A3, 4.62%, 12/17/29	40	40
GM Financial Consumer Automobile Receivables Trust, Series 2025-1, Class A4, 4.73%, 8/16/30	45	46
GMF Floorplan Owner Revolving Trust, Series 2025-1A, Class B, 4.79%, 3/15/29 (1)	1,400	1,406
GMF Floorplan Owner Revolving Trust, Series 2025-2A, Class B, 4.91%, 3/15/30 (1)	1,370	1,381
Huntington Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.957%, 3/21/33 (1)	404	403
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A, 5.59%, 4/25/29 (1)	2,425	2,445
Santander Drive Auto Receivables Trust, Series 2022-3, Class C, 4.49%, 8/15/29	40	40
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62%, 11/15/28	55	55
Santander Drive Auto Receivables Trust, Series 2024-5, Class B, 4.63%, 8/15/29	60	60
Santander Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.74%, 1/16/29	90	90
SBNA Auto Lease Trust, Series 2025-A, Class A3, 4.83%, 4/20/28 (1)	510	512
SBNA Auto Lease Trust, Series 2025-A, Class A4, 4.87%, 7/20/29 (1)	510	515
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class A4, 4.83%, 12/20/30 (1)	405	409
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class B, 5.11%, 2/20/31 (1)	405	410
Toyota Lease Owner Trust, Series 2025-A, Class A4, 4.81%, 6/20/29 (1)	550	555
US Bank, Series 2023-1, Class B, 6.789%, 8/25/32 (1)	103	105
Wheels Fleet Lease Funding 1, Series 2025-1A, Class A1, 4.57%, 1/18/40 (1)	1,410	1,414
		19,263
Other Asset-Backed Securities 2.1%
AMSR Trust, Series 2020-SFR2, Class A, 1.632%, 7/17/37 (1)	662	658

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
AMSR Trust, Series 2021-SFR2, Class C, 1.877%, 8/17/38 (1)	1,685	1,619
AMSR Trust, Series 2021-SFR4, Class A, 2.117%, 12/17/38 (1)	1,615	1,559
Benefit Street Partners, Series 2015-6BR, Class A1R, FRN, 3M TSFR + 1.18%, 5.463%, 4/20/38 (1)	1,260	1,246
CCG Receivables Trust, Series 2025-1, Class A2, 4.48%, 10/14/32 (1)	380	380
CIFC Funding, Series 2013-4A, Class BR2, FRN, 3M TSFR + 1.15%, 5.433%, 4/27/31 (1)	810	806
Clarus Capital Funding, Series 2024-1A, Class A2, 4.71%, 8/20/32 (1)	92	92
CyrusOne Data Centers Issuer I, Series 2024-2A, Class A2, 4.50%, 5/20/49 (1)	170	164
Dell Equipment Finance Trust, Series 2023-2, Class B, 5.77%, 1/22/29 (1)	100	101
Dext ABS, Series 2025-1, Class A3, 4.77%, 8/15/35 (1)	1,550	1,553
DLLAA, Series 2023-1A, Class A3, 5.64%, 2/22/28 (1)	60	61
DLLAA, Series 2023-1A, Class A4, 5.73%, 10/20/31 (1)	70	72
Elara HGV Timeshare, Series 2023-A, Class B, 6.53%, 2/25/38 (1)	60	61
Elara HGV Timeshare Issuer, Series 2023-A, Class A, 6.16%, 2/25/38 (1)	60	62
Elmwood VIII, Series 2021-1A, Class AR, CLO, FRN, 3M TSFR + 1.55%, 5.819%, 4/20/37 (1)	250	251
FirstKey Homes Trust, Series 2020-SFR2, Class B, 1.567%, 10/19/37 (1)	310	304
Frontier Issuer, Series 2024-1, Class A2, 6.19%, 6/20/54 (1)	495	509
Halseypoint, Series 2022-6A, Class A1R, FRN, 3M TSFR + 1.35%, 5.619%, 1/20/38 (1)	1,285	1,277
HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 11/20/31 (1)	1,750	1,763
KKR 33, Series 33A, Class A, FRN, 3M TSFR + 1.43%, 5.701%, 7/20/34 (1)	2,245	2,246
MidOcean Credit VI, Series 2016-6A, Class ARRR, FRN, 3M TSFR + 1.23%, 5.499%, 4/20/33 (1)	2,294	2,287
MMAF Equipment Finance, Series 2022-A, Class A4, 3.32%, 6/13/44 (1)	100	99

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
MMAF Equipment Finance, Series 2022-B, Class A3, 5.61%, 7/10/28 (1)	49	50
Neuberger Berman Loan Advisers, Series 2021-43A, Class AR, FRN, 3M TSFR + 1.05%, 5.33%, 7/17/36 (1)	1,250	1,244
NMEF Funding, Series 2025-A, Class A2, 4.72%, 7/15/32 (1)	355	355
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29 (1)	18	18
Octane Receivables Trust, Series 2024-1A, Class A2, 5.68%, 5/20/30 (1)	64	65
Octane Receivables Trust, Series 2024-RVM1, Class A, 5.01%, 1/22/46 (1)	1,177	1,188
PEAC Solutions Receivables, Series 2025-1A, Class A2, 4.94%, 10/20/28 (1)	295	295
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90%, 5/15/31 (1)	130	130
Progress Residential Trust, Series 2022-SFR2, Class A, 2.95%, 4/17/27 (1)	659	641
Progress Residential Trust, Series 2024-SFR5, Class A, 3.00%, 8/9/29 (1)	100	93
SCF Equipment Trust, Series 20222-1A, Class B, 3.22%, 10/21/30 (1)	1,665	1,643
SCF Equipment Trust, Series 2025-1A, Class A2, 4.82%, 7/22/30 (1)	100	100
SCF Equipment Trust, Series 2025-1A, Class A3, 5.11%, 11/21/33 (1)	100	102
Tricon American Homes, Series 2019-SFR1, Class D, 3.198%, 3/17/38 (1)	230	227
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943%, 7/17/38 (1)	1,365	1,324
Tricon Residential Trust, Series 2022-SFR1, Class A, 3.856%, 4/17/39 (1)	1,759	1,732
Trinitas VII, Series 2017-7A, Class A1R2, FRN, 3M TSFR + 1.06%, 5.342%, 1/25/35 (1)	905	903
Verdant Receivables, Series 2023-1A, Class A2, 6.24%, 1/13/31 (1)	84	86
		27,366

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Student Loan 0.0%
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.13%, 2/15/68 (1)	45	45
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2A, 2.46%, 11/15/68 (1)	82	78
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32%, 4/20/62 (1)	38	36
Nelnet Student Loan Trust, Series 2021-DA, Class AFX, 1.63%, 4/20/62 (1)	55	52
		211
Total Asset-Backed Securities (Cost $46,704)		46,840
CORPORATE BONDS 25.4%
FINANCIAL INSTITUTIONS 9.0%
Banking 5.8%
Ally Financial, 2.20%, 11/2/28	35	32
Ally Financial, VR, 6.848%, 1/3/30 (2)	680	702
Banco Bilbao Vizcaya Argentaria, 5.381%, 3/13/29	400	410
Banco Bilbao Vizcaya Argentaria, VR, 6.138%, 9/14/28 (2)	800	826
Banco Santander, 5.439%, 7/15/31	400	412
Banco Santander, VR, 5.552%, 3/14/28 (2)	1,200	1,218
Banco Santander, VR, 6.527%, 11/7/27 (2)	600	617
Bank of America, VR, 1.658%, 3/11/27 (2)	130	127
Bank of America, VR, 1.734%, 7/22/27 (2)	150	145
Bank of America, VR, 1.898%, 7/23/31 (2)	280	243
Bank of America, VR, 1.922%, 10/24/31 (2)	240	207
Bank of America, VR, 2.551%, 2/4/28 (2)	130	126
Bank of America, VR, 2.572%, 10/20/32 (2)	65	56
Bank of America, VR, 2.592%, 4/29/31 (2)	310	280
Bank of America, VR, 2.676%, 6/19/41 (2)	230	163
Bank of America, VR, 2.831%, 10/24/51 (2)	110	67
Bank of America, VR, 3.559%, 4/23/27 (2)	130	129
Bank of America, VR, 3.705%, 4/24/28 (2)	120	118

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Bank of America, VR, 3.824%, 1/20/28 (2)	345	341
Bank of America, VR, 3.846%, 3/8/37 (2)	280	249
Bank of America, VR, 4.078%, 4/23/40 (2)	1,040	891
Bank of America, VR, 4.244%, 4/24/38 (2)	15	13
Bank of America, VR, 4.271%, 7/23/29 (2)	2,230	2,211
Bank of America, VR, 4.376%, 4/27/28 (2)	130	130
Bank of America, VR, 4.571%, 4/27/33 (2)	2,330	2,258
Bank of America, VR, 5.819%, 9/15/29 (2)	450	469
Bank of America, 5.875%, 2/7/42	15	15
Bank of America, VR, 5.933%, 9/15/27 (2)	360	367
Bank of America, 7.75%, 5/14/38	800	933
Bank of New York Mellon, VR, 3.442%, 2/7/28 (2)	810	798
Bank of New York Mellon, VR, 3.992%, 6/13/28 (2)	240	239
Bank of New York Mellon, VR, 5.606%, 7/21/39 (2)	120	120
Bank of New York Mellon, VR, 5.834%, 10/25/33 (2)	220	232
Bank of New York Mellon, VR, 6.317%, 10/25/29 (2)	1,110	1,180
Barclays, VR, 2.279%, 11/24/27 (2)	200	193
Barclays, VR, 2.852%, 5/7/26 (2)	200	200
Barclays, VR, 7.437%, 11/2/33 (2)	2,050	2,288
Capital One Financial, VR, 2.359%, 7/29/32 (2)	50	41
Capital One Financial, 3.65%, 5/11/27	155	152
Capital One Financial, 3.75%, 7/28/26	110	109
Capital One Financial, 4.20%, 10/29/25	25	25
Capital One Financial, VR, 4.927%, 5/10/28 (2)	220	221
Capital One Financial, VR, 5.268%, 5/10/33 (2)	110	108
Capital One Financial, VR, 5.884%, 7/26/35 (2)	1,260	1,275
Capital One Financial, VR, 7.149%, 10/29/27 (2)	220	227
Citigroup, VR, 2.666%, 1/29/31 (2)	140	127
Citigroup, VR, 3.07%, 2/24/28 (2)	190	185
Citigroup, VR, 3.785%, 3/17/33 (2)	260	239
Citigroup, VR, 3.878%, 1/24/39 (2)	1,600	1,342
Citigroup, VR, 3.887%, 1/10/28 (2)	560	554
Citigroup, VR, 3.98%, 3/20/30 (2)	60	58

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Citigroup, 4.65%, 7/30/45	15	13
Citigroup, VR, 4.91%, 5/24/33 (2)	520	511
Citigroup, VR, 5.411%, 9/19/39 (2)	200	190
Citigroup, VR, 5.449%, 6/11/35 (2)	260	260
Citigroup, 5.875%, 1/30/42	1,415	1,427
Citigroup, VR, 6.27%, 11/17/33 (2)	260	276
Commonwealth Bank of Australia, 4.577%, 11/27/26	320	323
Cooperatieve Rabobank UA, 5.25%, 5/24/41	120	116
Credit Suisse USA, 7.125%, 7/15/32	220	247
Danske Bank, VR, 4.298%, 4/1/28 (1)(2)	200	199
Fifth Third Bancorp, VR, 4.895%, 9/6/30 (2)	30	30
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (2)	45	47
Goldman Sachs Bank USA, VR, 5.283%, 3/18/27 (2)	100	101
Goldman Sachs Bank USA, VR, 5.414%, 5/21/27 (2)	120	121
Goldman Sachs Group, VR, 1.431%, 3/9/27 (2)	130	126
Goldman Sachs Group, VR, 1.542%, 9/10/27 (2)	140	134
Goldman Sachs Group, VR, 1.948%, 10/21/27 (2)	465	448
Goldman Sachs Group, VR, 2.615%, 4/22/32 (2)	150	132
Goldman Sachs Group, VR, 2.64%, 2/24/28 (2)	520	503
Goldman Sachs Group, 3.50%, 11/16/26	790	780
Goldman Sachs Group, VR, 3.615%, 3/15/28 (2)	260	256
Goldman Sachs Group, VR, 3.691%, 6/5/28 (2)	390	384
Goldman Sachs Group, 3.80%, 3/15/30	140	135
Goldman Sachs Group, 4.25%, 10/21/25	25	25
Goldman Sachs Group, VR, 4.387%, 6/15/27 (2)	120	120
Goldman Sachs Group, VR, 5.727%, 4/25/30 (2)	60	62
Goldman Sachs Group, VR, 5.851%, 4/25/35 (2)	60	62
Goldman Sachs Group, 6.25%, 2/1/41	1,940	2,018
Goldman Sachs Group, VR, 6.484%, 10/24/29 (2)	1,370	1,452
Goldman Sachs Group, 6.75%, 10/1/37	15	16
HSBC Holdings, VR, 2.013%, 9/22/28 (2)	265	249
HSBC Holdings, VR, 3.973%, 5/22/30 (2)	840	811
HSBC Holdings, VR, 4.041%, 3/13/28 (2)	1,200	1,188

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
HSBC Holdings, VR, 5.402%, 8/11/33 (2)	780	787
HSBC Holdings, VR, 6.332%, 3/9/44 (2)	380	400
Huntington Bancshares, VR, 6.141%, 11/18/39 (2)	210	207
Huntington Bancshares, VR, 6.208%, 8/21/29 (2)	50	52
ING Groep, 4.55%, 10/2/28	1,290	1,288
ING Groep, VR, 6.114%, 9/11/34 (2)	200	210
JPMorgan Chase, VR, 1.04%, 2/4/27 (2)	130	127
JPMorgan Chase, VR, 1.47%, 9/22/27 (2)	520	499
JPMorgan Chase, VR, 1.578%, 4/22/27 (2)	255	248
JPMorgan Chase, VR, 2.182%, 6/1/28 (2)	240	230
JPMorgan Chase, VR, 2.947%, 2/24/28 (2)	380	370
JPMorgan Chase, VR, 2.956%, 5/13/31 (2)	275	251
JPMorgan Chase, VR, 3.109%, 4/22/51 (2)	15	10
JPMorgan Chase, VR, 3.54%, 5/1/28 (2)	145	142
JPMorgan Chase, VR, 3.782%, 2/1/28 (2)	485	479
JPMorgan Chase, VR, 4.203%, 7/23/29 (2)	2,180	2,159
JPMorgan Chase, VR, 4.586%, 4/26/33 (2)	210	205
JPMorgan Chase, 4.95%, 6/1/45	600	543
JPMorgan Chase, VR, 4.979%, 7/22/28 (2)	90	91
JPMorgan Chase, VR, 5.04%, 1/23/28 (2)	390	394
JPMorgan Chase, VR, 5.299%, 7/24/29 (2)	1,350	1,381
JPMorgan Chase, VR, 5.336%, 1/23/35 (2)	300	301
JPMorgan Chase, 5.50%, 10/15/40	750	758
JPMorgan Chase, VR, 6.087%, 10/23/29 (2)	1,790	1,879
Morgan Stanley, VR, 1.512%, 7/20/27 (2)	130	126
Morgan Stanley, VR, 1.593%, 5/4/27 (2)	130	126
Morgan Stanley, VR, 2.475%, 1/21/28 (2)	1,840	1,778
Morgan Stanley, 3.125%, 7/27/26	135	133
Morgan Stanley, VR, 3.622%, 4/1/31 (2)	10	9
Morgan Stanley, VR, 4.21%, 4/20/28 (2)	260	258
Morgan Stanley, 4.30%, 1/27/45	15	12
Morgan Stanley, VR, 4.431%, 1/23/30 (2)	230	228
Morgan Stanley, VR, 4.889%, 7/20/33 (2)	130	128

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Morgan Stanley, VR, 5.173%, 1/16/30 (2)	1,360	1,383
Morgan Stanley, VR, 5.297%, 4/20/37 (2)	260	254
Morgan Stanley, VR, 5.32%, 7/19/35 (2)	260	258
Morgan Stanley, VR, 5.449%, 7/20/29 (2)	120	123
Morgan Stanley, VR, 5.652%, 4/13/28 (2)	240	245
Morgan Stanley, VR, 5.656%, 4/18/30 (2)	155	160
Morgan Stanley, VR, 5.831%, 4/19/35 (2)	120	124
Morgan Stanley, VR, 6.342%, 10/18/33 (2)	1,150	1,230
Morgan Stanley, VR, 6.407%, 11/1/29 (2)	60	63
Morgan Stanley, 7.25%, 4/1/32	120	137
PNC Financial Services, VR, 4.758%, 1/26/27 (2)	180	180
PNC Financial Services Group, VR, 4.626%, 6/6/33 (2)	110	104
Royal Bank of Canada, 2.30%, 11/3/31	50	43
Royal Bank of Canada, 5.20%, 8/1/28	600	616
Santander Holdings USA, VR, 2.49%, 1/6/28 (2)	380	364
Santander Holdings USA, 3.244%, 10/5/26	540	528
Santander Holdings USA, VR, 6.174%, 1/9/30 (2)	720	741
Santander Holdings USA, VR, 6.499%, 3/9/29 (2)	80	83
Santander Holdings USA, VR, 6.565%, 6/12/29 (2)	120	124
Skandinaviska Enskilda Banken, 5.125%, 3/5/27 (1)	230	233
State Street, VR, 2.203%, 2/7/28 (2)	160	154
State Street, VR, 4.421%, 5/13/33 (2)	430	417
State Street, 5.272%, 8/3/26	190	192
State Street, VR, 5.684%, 11/21/29 (2)	1,400	1,457
Toronto-Dominion Bank, 1.15%, 6/12/25	185	184
Toronto-Dominion Bank, VR, 3.625%, 9/15/31 (2)	240	235
Toronto-Dominion Bank, 4.456%, 6/8/32	95	92
Toronto-Dominion Bank, 5.264%, 12/11/26 (3)	1,570	1,592
Toronto-Dominion Bank, 5.523%, 7/17/28	340	353
Toronto-Dominion Bank, 5.532%, 7/17/26	100	101
UBS, 5.65%, 9/11/28	800	832
UBS Group, VR, 1.364%, 1/30/27 (1)(2)	200	195
UBS Group, VR, 2.193%, 6/5/26 (1)(2)	250	250

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
US Bancorp, VR, 4.967%, 7/22/33 (2)	240	232
US Bancorp, VR, 5.85%, 10/21/33 (2)	1,700	1,756
US Bancorp, VR, 6.787%, 10/26/27 (2)	220	227
Wells Fargo, VR, 2.393%, 6/2/28 (2)	710	681
Wells Fargo, VR, 3.526%, 3/24/28 (2)	1,520	1,493
Wells Fargo, VR, 3.584%, 5/22/28 (2)	1,600	1,572
Wells Fargo, 3.90%, 5/1/45	500	388
Wells Fargo, VR, 4.808%, 7/25/28 (2)	260	262
Wells Fargo, VR, 5.707%, 4/22/28 (2)	860	878
Wells Fargo, VR, 6.303%, 10/23/29 (2)	690	727
Wells Fargo Bank, 5.254%, 12/11/26	760	772
Westpac Banking, 3.35%, 3/8/27	580	574
Westpac Banking, VR, 4.322%, 11/23/31 (2)	240	238
Westpac Banking, VR, 5.405%, 8/10/33 (2)	200	198
		75,284
Brokerage Asset Managers Exchanges 0.1%
Charles Schwab, VR, 6.196%, 11/17/29 (2)	460	488
Intercontinental Exchange, 1.85%, 9/15/32	15	13
Intercontinental Exchange, 5.20%, 6/15/62	800	719
Intercontinental Exchange, 5.25%, 6/15/31	110	114
Nasdaq, 5.95%, 8/15/53	15	15
		1,349
Finance Companies 0.1%
AerCap Ireland Capital, 2.45%, 10/29/26	150	145
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.85%, 10/29/41	1,750	1,346
Avolon Holdings Funding, 6.375%, 5/4/28 (1)	150	155
		1,646
Insurance 1.8%
Aetna, 3.875%, 8/15/47	110	80
Aetna, 6.625%, 6/15/36	745	787
Aetna, 6.75%, 12/15/37	240	258

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
American International Group, 3.875%, 1/15/35	40	36
Aon, 3.875%, 12/15/25	135	134
Arthur J Gallagher, 4.85%, 12/15/29	25	25
Arthur J Gallagher, 5.45%, 7/15/34	920	934
Arthur J Gallagher, 6.75%, 2/15/54	50	55
Athene Global Funding, 4.86%, 8/27/26 (1)	200	201
Berkshire Hathaway Finance, 4.40%, 5/15/42	610	562
Berkshire Hathaway Finance, 5.75%, 1/15/40	240	257
Centene, 2.45%, 7/15/28	1,550	1,418
Centene, 2.50%, 3/1/31	60	51
Centene, 3.00%, 10/15/30	600	525
Centene, 4.25%, 12/15/27	240	234
Chubb INA Holdings, 5.00%, 3/15/34	700	701
Corebridge Financial, 3.65%, 4/5/27	240	236
Corebridge Financial, 3.85%, 4/5/29	120	116
Corebridge Financial, 3.90%, 4/5/32	680	627
Corebridge Financial, VR, 6.875%, 12/15/52 (2)	210	212
Corebridge Global Funding, 4.65%, 8/20/27 (1)	70	70
Elevance Health, 2.25%, 5/15/30	60	54
Elevance Health, 4.101%, 3/1/28	15	15
Elevance Health, 4.55%, 3/1/48	30	25
Elevance Health, 4.65%, 1/15/43	85	73
Elevance Health, 6.10%, 10/15/52	560	563
Enact Holdings, 6.25%, 5/28/29	1,320	1,351
Fidelity National Financial, 4.50%, 8/15/28	70	69
First American Financial, 5.45%, 9/30/34	480	467
Globe Life, 4.55%, 9/15/28	360	361
Globe Life, 5.85%, 9/15/34	680	694
Health Care Service, 2.20%, 6/1/30 (1)	15	13
Humana, 4.95%, 10/1/44	1,270	1,069
Humana, 5.375%, 4/15/31	220	220
Humana, 5.50%, 3/15/53	60	53
Humana, 5.75%, 12/1/28	160	166

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Humana, 5.95%, 3/15/34	50	51
Jackson Financial, 3.125%, 11/23/31	560	482
Jackson National Life Global Funding, 4.90%, 1/13/27 (1)	225	226
Marsh & McLennan, 5.00%, 3/15/35	240	237
Marsh & McLennan, 5.75%, 11/1/32	340	360
MassMutual Global Funding II, 5.10%, 4/9/27 (1)	220	224
MetLife, 5.30%, 12/15/34	140	142
MetLife, 5.875%, 2/6/41	220	225
MetLife, 6.375%, 6/15/34	220	239
MetLife, 10.75%, 8/1/69	80	104
MGIC Investment, 5.25%, 8/15/28	850	849
New York Life Insurance, 3.75%, 5/15/50 (1)(3)	20	14
Principal Financial Group, 2.125%, 6/15/30	215	190
Principal Financial Group, 3.40%, 5/15/25	10	10
Principal Financial Group, 3.70%, 5/15/29	195	189
Progressive, 2.45%, 1/15/27	160	156
Progressive, 6.25%, 12/1/32	60	65
Prudential Financial, VR, 5.125%, 3/1/52 (2)	240	227
Prudential Financial, VR, 6.00%, 9/1/52 (2)	120	120
Reinsurance Group of America, 5.75%, 9/15/34	1,060	1,074
Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (1)	20	16
Travelers, 5.35%, 11/1/40	240	239
UnitedHealth Group, 2.00%, 5/15/30	10	9
UnitedHealth Group, 3.50%, 8/15/39	740	590
UnitedHealth Group, 3.75%, 7/15/25	40	40
UnitedHealth Group, 3.85%, 6/15/28	60	60
UnitedHealth Group, 3.875%, 12/15/28	120	119
UnitedHealth Group, 4.20%, 5/15/32	860	827
UnitedHealth Group, 4.20%, 1/15/47	35	28
UnitedHealth Group, 4.25%, 1/15/29	1,940	1,934
UnitedHealth Group, 4.95%, 1/15/32	120	121
UnitedHealth Group, 4.95%, 5/15/62	330	280
UnitedHealth Group, 5.00%, 4/15/34	100	99

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
UnitedHealth Group, 5.35%, 2/15/33	150	154
UnitedHealth Group, 5.75%, 7/15/64	120	115
UnitedHealth Group, 5.80%, 3/15/36	220	229
		22,756
Real Estate Investment Trusts 1.2%
Alexandria Real Estate Equities, 3.95%, 1/15/27	40	40
Alexandria Real Estate Equities, 4.00%, 2/1/50	40	29
American Homes 4 Rent, 5.50%, 7/15/34	480	475
AvalonBay Communities, 2.95%, 5/11/26	120	118
Boston Properties, 2.75%, 10/1/26	680	659
Boston Properties, 3.25%, 1/30/31 (3)	60	54
Boston Properties, 4.50%, 12/1/28	580	570
Brixmor Operating Partnership, 3.90%, 3/15/27	15	15
Brixmor Operating Partnership, 4.05%, 7/1/30	85	82
Brixmor Operating Partnership, 4.125%, 5/15/29	480	468
Camden Property Trust, 4.10%, 10/15/28	240	237
Camden Property Trust, 5.85%, 11/3/26	900	919
Cousins Properties, 5.375%, 2/15/32	540	535
Cousins Properties, 5.875%, 10/1/34	460	459
Digital Realty Trust, 4.45%, 7/15/28	240	240
Essex Portfolio, 2.65%, 3/15/32	35	30
Essex Portfolio, 4.50%, 3/15/48	20	17
Extra Space Storage, 4.00%, 6/15/29	15	15
GAIF Bond Issuer, 3.40%, 9/30/26 (1)	15	15
Healthcare Realty Holdings, 2.00%, 3/15/31	120	101
Healthpeak Properties, 2.125%, 12/1/28	15	14
Healthpeak Properties, 2.875%, 1/15/31	15	13
Invitation Homes Operating Partnership, 4.15%, 4/15/32	120	111
Kilroy Realty, 4.25%, 8/15/29	150	142
Kilroy Realty, 4.375%, 10/1/25	65	65
Kilroy Realty, 4.75%, 12/15/28	240	233
Kilroy Realty, 6.25%, 1/15/36	240	232
Mid-America Apartments, 1.10%, 9/15/26	120	115

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Mid-America Apartments, 3.95%, 3/15/29	660	648
Mid-America Apartments, 5.30%, 2/15/32	180	184
Physicians Realty, 2.625%, 11/1/31	15	13
Prologis, 4.00%, 9/15/28	735	729
Public Storage, 1.95%, 11/9/28	555	515
Public Storage, 5.35%, 8/1/53	40	38
Public Storage Operating, 1.85%, 5/1/28	380	355
Public Storage Operating, 5.125%, 1/15/29	700	722
Realty Income, 3.00%, 1/15/27	900	880
Realty Income, 3.25%, 1/15/31	120	111
Realty Income, 3.95%, 8/15/27	25	25
Realty Income, 4.125%, 10/15/26	140	140
Realty Income, 4.625%, 11/1/25	240	240
Realty Income, 5.125%, 2/15/34	200	200
Realty Income, 5.625%, 10/13/32	430	444
Regency Centers, 3.60%, 2/1/27	40	39
Rexford Industrial Realty, 2.15%, 9/1/31	120	100
Simon Property Group, 1.375%, 1/15/27	240	228
Simon Property Group, 2.65%, 2/1/32	70	61
Simon Property Group, 3.25%, 11/30/26	360	354
Simon Property Group, 3.80%, 7/15/50	35	26
Simon Property Group, 4.75%, 9/26/34	60	57
UDR, 4.40%, 1/26/29	240	239
Ventas Realty, 3.00%, 1/15/30	60	56
Ventas Realty, 4.40%, 1/15/29	750	744
Ventas Realty, 5.00%, 1/15/35	80	77
Ventas Realty, 5.625%, 7/1/34	230	234
Welltower OP, 2.80%, 6/1/31	920	829
Welltower OP, 4.125%, 3/15/29	240	237
Welltower OP, 4.25%, 4/15/28	370	369
WP Carey, 4.25%, 10/1/26	120	120
		15,017
Total Financial Institutions		116,052

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
INDUSTRIAL 14.9%
Basic Industry 0.9%
Air Products & Chemicals, 2.80%, 5/15/50	120	75
Air Products & Chemicals, 4.60%, 2/8/29	440	446
Air Products & Chemicals, 4.75%, 2/8/31	180	182
AngloGold Ashanti Holdings, 3.375%, 11/1/28	880	834
ArcelorMittal, 4.55%, 3/11/26	80	80
ArcelorMittal, 6.00%, 6/17/34	120	123
ArcelorMittal, 6.55%, 11/29/27	160	167
ArcelorMittal, 6.80%, 11/29/32	1,030	1,108
ArcelorMittal, 7.00%, 10/15/39	120	129
BHP Billiton Finance USA, 4.90%, 2/28/33	120	119
BHP Billiton Finance USA, 5.10%, 9/8/28	1,530	1,572
Celanese US Holdings, 1.40%, 8/5/26	150	143
Celanese US Holdings, 6.415%, 7/15/27	96	97
FMC, 6.375%, 5/18/53	350	319
Freeport-McMoRan, 4.125%, 3/1/28	240	237
Freeport-McMoRan, 4.625%, 8/1/30	370	364
Freeport-McMoRan, 5.45%, 3/15/43	850	787
LYB International Finance, 5.25%, 7/15/43	120	105
Nutrien, 4.00%, 12/15/26	180	179
Nutrien, 4.20%, 4/1/29	680	670
Nutrien, 5.40%, 6/21/34	750	752
Reliance, 2.15%, 8/15/30	400	350
Southern Copper, 5.25%, 11/8/42	250	227
Southern Copper, 5.875%, 4/23/45	180	173
Southern Copper, 7.50%, 7/27/35	110	125
Steel Dynamics, 3.25%, 1/15/31	120	110
Steel Dynamics, 5.375%, 8/15/34	240	241
Suzano Austria GmbH, 2.50%, 9/15/28	130	120
Suzano Austria GmbH, 3.125%, 1/15/32	120	102
Suzano Austria GmbH, 3.75%, 1/15/31	140	127
Suzano International Finance, 5.50%, 1/17/27	520	525

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Vale, 5.625%, 9/11/42	120	114
Westlake, 3.375%, 6/15/30	150	141
WRKCo, 4.90%, 3/15/29	900	905
Yara International, 7.378%, 11/14/32 (1)	100	110
		11,858
Capital Goods 1.6%
AGCO, 5.45%, 3/21/27	240	242
Amphenol, 5.05%, 4/5/29	60	62
Boeing, 2.70%, 2/1/27	150	145
Boeing, 2.80%, 3/1/27	420	404
Boeing, 5.04%, 5/1/27	230	231
Boeing, 6.259%, 5/1/27	1,560	1,607
Boeing, 6.858%, 5/1/54	710	765
Boeing, 6.875%, 3/15/39	210	227
CRH America Finance, 5.50%, 1/9/35	600	609
CRH SMW Finance DAC, 5.125%, 1/9/30	350	357
Ferguson Enterprises, 5.00%, 10/3/34	1,250	1,205
General Dynamics, 3.75%, 5/15/28	210	208
General Dynamics, 4.25%, 4/1/40	1,050	925
General Electric Captial, 6.75%, 3/15/32	460	514
Howmet Aerospace, 3.00%, 1/15/29	60	57
Howmet Aerospace, 5.90%, 2/1/27	740	758
Howmet Aerospace, 5.95%, 2/1/37	580	603
John Deere Capital, 1.75%, 3/9/27	240	230
John Deere Capital, 2.35%, 3/8/27	1,520	1,475
John Deere Capital, 2.65%, 6/10/26	15	15
John Deere Capital, 4.40%, 9/8/31	215	214
John Deere Capital, 4.50%, 1/16/29	60	61
John Deere Capital, 4.95%, 7/14/28	80	82
John Deere Capital, 5.10%, 4/11/34	200	202
Johnson Controls International / Tyco Fire & Security Finance, 1.75%, 9/15/30	190	164

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Johnson Controls International / Tyco Fire & Security Finance, 5.50%, 4/19/29	320	331
L3Harris Technologies, 5.25%, 6/1/31	720	738
L3Harris Technologies, 5.40%, 1/15/27	410	417
Lockheed Martin, 4.75%, 2/15/34	500	493
Northrop Grumman, 3.85%, 4/15/45	15	12
Northrop Grumman, 5.25%, 5/1/50	460	424
Owens Corning, 3.95%, 8/15/29	360	350
Owens Corning, 5.70%, 6/15/34	160	165
Parker-Hannifin, 4.50%, 9/15/29	25	25
Regal Rexnord, 6.30%, 2/15/30	50	52
Regal Rexnord, 6.40%, 4/15/33	1,280	1,305
Republic Services, 2.375%, 3/15/33 (3)	490	411
Republic Services, 5.00%, 4/1/34	495	496
RTX, 4.125%, 11/16/28	650	645
Stanley Black & Decker, 4.25%, 11/15/28	460	460
Stanley Black & Decker, 5.20%, 9/1/40	160	146
Teledyne Technologies, 1.60%, 4/1/26	70	68
Teledyne Technologies, 2.25%, 4/1/28	130	123
Teledyne Technologies, 2.75%, 4/1/31	870	776
Waste Connections, 3.20%, 6/1/32	65	58
Waste Connections, 5.00%, 3/1/34	1,220	1,227
Westinghouse Air Brake Technologies, 4.70%, 9/15/28	330	331
		20,415
Communications 2.2%
America Movil SAB de CV, 6.375%, 3/1/35	85	92
American Tower, 5.80%, 11/15/28	1,450	1,507
AppLovin, 5.50%, 12/1/34	1,080	1,084
AT&T, 2.25%, 2/1/32	345	293
AT&T, 3.50%, 6/1/41	650	496
AT&T, 5.40%, 2/15/34	1,300	1,323
Charter Communications Operating, 2.80%, 4/1/31	245	212
Charter Communications Operating, 3.70%, 4/1/51	255	157

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Charter Communications Operating, 4.908%, 7/23/25	51	51
Charter Communications Operating / Charter Communications Operating Capital, 6.15%, 11/10/26	860	877
Charter Communications Operating / Charter Communications Operating Capital, 6.384%, 10/23/35	360	363
Comcast, 2.35%, 1/15/27	260	253
Comcast, 2.65%, 2/1/30	40	37
Comcast, 2.80%, 1/15/51	220	130
Comcast, 2.887%, 11/1/51	60	36
Comcast, 3.30%, 2/1/27	780	769
Comcast, 3.95%, 10/15/25	225	224
Comcast, 5.30%, 6/1/34 (3)	220	223
Comcast, 5.65%, 6/15/35	980	1,018
Comcast, 7.05%, 3/15/33	1,000	1,129
Crown Castle, 4.80%, 9/1/28	490	491
Crown Castle International, 2.25%, 1/15/31	265	229
Crown Castle International, 2.90%, 3/15/27	850	824
Crown Castle International, 3.70%, 6/15/26	80	79
Crown Castle International, 4.45%, 2/15/26	60	60
Meta Platforms, 5.60%, 5/15/53	220	217
Netflix, 4.375%, 11/15/26	90	90
Netflix, 4.90%, 8/15/34	240	242
Netflix, 5.875%, 11/15/28	240	252
Orange, 5.375%, 1/13/42	240	229
Rogers Communications, 3.625%, 12/15/25	40	40
Rogers Communications, 4.50%, 3/15/42	205	172
Rogers Communications, 5.00%, 2/15/29	1,440	1,449
Sprint Capital, 6.875%, 11/15/28	1,000	1,066
Sprint Capital, 8.75%, 3/15/32	270	324
Take-Two Interactive Software, 4.95%, 3/28/28	580	591
Take-Two Interactive Software, 5.60%, 6/12/34	480	488
Telefonica Emisiones, 7.045%, 6/20/36	1,060	1,175
Time Warner Cable, 5.50%, 9/1/41	660	563
Time Warner Cable, 6.55%, 5/1/37	530	520

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Time Warner Cable, 6.75%, 6/15/39	110	110
Time Warner Cable, 7.30%, 7/1/38	240	249
T-Mobile USA, 2.25%, 2/15/26	130	127
T-Mobile USA, 2.25%, 11/15/31	15	13
T-Mobile USA, 2.55%, 2/15/31	260	230
T-Mobile USA, 2.875%, 2/15/31	240	217
T-Mobile USA, 3.375%, 4/15/29	900	858
T-Mobile USA, 3.40%, 10/15/52	860	567
T-Mobile USA, 3.50%, 4/15/31	140	130
T-Mobile USA, 3.75%, 4/15/27	395	390
T-Mobile USA, 4.375%, 4/15/40	980	849
T-Mobile USA, 4.80%, 7/15/28	230	233
T-Mobile USA, 5.15%, 4/15/34	240	239
TWDC Enterprises 18, 1.85%, 7/30/26	120	117
TWDC Enterprises 18, 7.00%, 3/1/32	440	497
Verizon Communications, 2.355%, 3/15/32	150	128
Verizon Communications, 2.65%, 11/20/40	700	489
Verizon Communications, 2.987%, 10/30/56	15	9
Verizon Communications, 4.00%, 3/22/50	10	8
Verizon Communications, 4.329%, 9/21/28	1,300	1,304
Walt Disney, 2.00%, 9/1/29	130	119
Walt Disney, 2.65%, 1/13/31	1,040	947
Walt Disney, 3.375%, 11/15/26	220	218
Walt Disney, 3.70%, 10/15/25	40	40
Walt Disney, 6.20%, 12/15/34	280	308
		27,771
Consumer Cyclical 1.5%
Amazon.com, 3.875%, 8/22/37	115	103
AutoZone, 1.65%, 1/15/31	30	25
AutoZone, 3.75%, 6/1/27	30	30
AutoZone, 5.05%, 7/15/26	250	251
Best Buy, 1.95%, 10/1/30 (3)	920	789
Best Buy, 4.45%, 10/1/28	240	240

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
CBRE Services, 2.50%, 4/1/31	60	52
CBRE Services, 5.95%, 8/15/34	250	258
Cummins, 5.45%, 2/20/54	210	199
Darden Restaurants, 3.85%, 5/1/27	240	237
Dollar General, 5.20%, 7/5/28	240	244
Dollar General, 5.50%, 11/1/52	620	553
eBay, 1.40%, 5/10/26	80	78
eBay, 2.60%, 5/10/31	90	80
eBay, 4.00%, 7/15/42	580	460
Ford Motor, 4.346%, 12/8/26	480	470
Ford Motor, 4.75%, 1/15/43	160	120
Ford Motor, 6.625%, 10/1/28	220	226
Ford Motor, 7.40%, 11/1/46	830	825
Ford Motor, 7.45%, 7/16/31	70	74
Ford Motor Credit, 4.271%, 1/9/27	1,320	1,282
Ford Motor Credit, 7.122%, 11/7/33	200	201
General Motors, 5.00%, 10/1/28	80	80
General Motors, 6.25%, 10/2/43	940	886
General Motors Financial, 1.50%, 6/10/26	130	125
General Motors Financial, 2.35%, 2/26/27	240	229
General Motors Financial, 2.40%, 4/10/28	130	121
General Motors Financial, 4.00%, 10/6/26	770	759
General Motors Financial, 4.35%, 1/17/27	140	139
General Motors Financial, 5.00%, 4/9/27	240	240
General Motors Financial, 5.40%, 4/6/26	120	120
General Motors Financial, 5.80%, 6/23/28	120	122
General Motors Financial, 5.80%, 1/7/29	500	511
GLP Capital / GLP Financing II, 5.375%, 4/15/26	120	120
GLP Capital / GLP Financing II, 5.625%, 9/15/34	880	862
Home Depot, 4.875%, 2/15/44	2,260	2,063
Home Depot, 4.95%, 6/25/34	540	542
Home Depot, 5.40%, 6/25/64	60	57
Home Depot, 5.875%, 12/16/36	90	96

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Home Depot, 5.95%, 4/1/41	180	187
Hyundai Capital America, 5.35%, 3/19/29 (1)	20	20
Hyundai Capital America, 5.50%, 3/30/26 (1)	80	81
Las Vegas Sands, 3.50%, 8/18/26	130	127
Las Vegas Sands, 5.90%, 6/1/27	200	202
Las Vegas Sands, 6.00%, 8/15/29	60	60
Lowe's, 5.00%, 4/15/33	250	249
McDonald's, 3.30%, 7/1/25	50	50
McDonald's, 5.45%, 8/14/53	150	143
O'Reilly Automotive, 3.60%, 9/1/27	30	30
O'Reilly Automotive, 3.90%, 6/1/29	285	277
PACCAR Financial, 5.20%, 11/9/26	205	208
Ross Stores, 1.875%, 4/15/31	290	246
Starbucks, 2.55%, 11/15/30	320	287
Starbucks, 4.00%, 11/15/28	220	217
Starbucks, 4.90%, 2/15/31	170	172
TJX, 1.60%, 5/15/31	30	26
TJX, 2.25%, 9/15/26	240	234
Toyota Motor Credit, 1.90%, 4/6/28	120	112
Toyota Motor Credit, 3.20%, 1/11/27	240	236
Toyota Motor Credit, 3.65%, 1/8/29	1,140	1,111
Toyota Motor Credit, 4.60%, 10/10/31	80	79
Toyota Motor Credit, 4.65%, 1/5/29	60	61
Toyota Motor Credit, 4.80%, 1/5/34	120	119
Toyota Motor Credit, 5.05%, 5/16/29	60	61
Toyota Motor Credit, 5.25%, 9/11/28	970	998
Tractor Supply, 1.75%, 11/1/30	240	204
Uber Technologies, 5.35%, 9/15/54	40	36
Volkswagen Group of America Finance, 4.95%, 8/15/29 (1)	200	198
		19,900
Consumer Non-Cyclical 2.9%
Abbott Laboratories, 1.40%, 6/30/30	140	123
Abbott Laboratories, 3.75%, 11/30/26	220	220

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Abbott Laboratories, 4.75%, 11/30/36	410	403
Abbott Laboratories, 6.15%, 11/30/37	200	220
AbbVie, 2.95%, 11/21/26	990	974
AbbVie, 3.20%, 5/14/26	15	15
AbbVie, 3.20%, 11/21/29	15	14
AbbVie, 4.05%, 11/21/39	560	483
AbbVie, 4.45%, 5/14/46	40	34
AbbVie, 4.50%, 5/14/35	715	685
AbbVie, 4.55%, 3/15/35	240	231
AbbVie, 4.80%, 3/15/29	145	148
AbbVie, 5.05%, 3/15/34	960	966
Amgen, 1.65%, 8/15/28	800	735
Amgen, 3.15%, 2/21/40	120	90
Amgen, 4.40%, 2/22/62	120	91
Amgen, 5.15%, 11/15/41	240	221
Amgen, 5.75%, 3/2/63	1,360	1,278
Anheuser-Busch InBev Finance, 4.90%, 2/1/46	15	14
Anheuser-Busch InBev Worldwide, 4.95%, 1/15/42	930	864
Anheuser-Busch InBev Worldwide, 5.45%, 1/23/39	15	15
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49	60	59
Anheuser-Busch InBev Worldwide, 8.20%, 1/15/39	1,320	1,672
AstraZeneca, 1.375%, 8/6/30	135	116
AstraZeneca, 4.00%, 1/17/29	520	517
AstraZeneca, 4.00%, 9/18/42	50	42
Astrazeneca Finance, 1.75%, 5/28/28	400	373
Astrazeneca Finance, 4.85%, 2/26/29	1,020	1,041
Astrazeneca Finance, 4.875%, 3/3/28	220	225
Astrazeneca Finance, 4.875%, 3/3/33	100	101
Astrazeneca Finance, 5.00%, 2/26/34	200	202
BAT Capital, 3.557%, 8/15/27	538	528
BAT Capital, 4.39%, 8/15/37	250	219
BAT Capital, 4.70%, 4/2/27	180	180
BAT Capital, 7.079%, 8/2/43	90	96

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
BAT Capital, 7.081%, 8/2/53	1,100	1,189
Becton Dickinson, 4.874%, 2/8/29	180	182
Biogen, 3.15%, 5/1/50	15	9
Bristol-Myers Squibb, 3.40%, 7/26/29	7	7
Bristol-Myers Squibb, 4.25%, 10/26/49	15	12
Cencora, 2.70%, 3/15/31	280	250
Cencora, 4.85%, 12/15/29	970	979
Cigna Group, 4.90%, 12/15/48	1,500	1,292
CommonSpirit Health, 2.782%, 10/1/30	20	18
CVS Health, 1.30%, 8/21/27	240	223
CVS Health, 1.875%, 2/28/31	15	13
CVS Health, 2.875%, 6/1/26	130	128
CVS Health, 3.00%, 8/15/26	200	196
CVS Health, 3.25%, 8/15/29	50	47
CVS Health, 4.125%, 4/1/40	660	533
CVS Health, 4.875%, 7/20/35	710	665
CVS Health, 5.00%, 1/30/29	60	61
CVS Health, 5.125%, 7/20/45	145	125
CVS Health, 5.70%, 6/1/34	60	61
CVS Health, 5.875%, 6/1/53	380	355
CVS Health, 6.00%, 6/1/63	75	70
CVS Health, 6.125%, 9/15/39	80	80
CVS Health, 6.25%, 6/1/27	240	248
Eli Lilly, 4.70%, 2/9/34	240	238
Eli Lilly, 5.10%, 2/9/64	170	156
Eli Lilly, 5.20%, 8/14/64	180	168
Estee Lauder, 5.00%, 2/14/34	640	626
Hackensack Meridian Health, 4.211%, 7/1/48	85	70
Haleon US Capital, 3.375%, 3/24/27	620	611
HCA, 4.125%, 6/15/29	200	195
HCA, 4.375%, 3/15/42	20	16
HCA, 5.875%, 2/1/29	2,150	2,225
Icon Investments Six DAC, 5.849%, 5/8/29	510	522

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
IQVIA, 6.25%, 2/1/29	1,095	1,128
Kaiser Foundation Hospitals, 2.81%, 6/1/41	1,250	880
Kaiser Foundation Hospitals, 3.002%, 6/1/51	840	536
Kenvue, 4.90%, 3/22/33	550	555
Kenvue, 5.00%, 3/22/30	700	721
Kenvue, 5.10%, 3/22/43	60	57
Kenvue, 5.20%, 3/22/63	90	83
Kroger, 2.65%, 10/15/26	1,550	1,511
Kroger, 5.00%, 9/15/34	120	117
Kroger, 5.50%, 9/15/54	85	79
Mars, 4.75%, 4/20/33 (1)	100	99
Mattel, 5.45%, 11/1/41	500	432
McKesson, 1.30%, 8/15/26	240	231
McKesson, 4.90%, 7/15/28	240	246
MedStar Health, 3.626%, 8/15/49	30	21
Memorial Sloan-Kettering Cancer Center, 4.20%, 7/1/55	10	8
Merck, 5.15%, 5/17/63	230	207
Northwell Healthcare, 3.979%, 11/1/46	20	15
NYU Langone Hospitals, 4.368%, 7/1/47	15	13
Perrigo Finance Unlimited, 4.90%, 6/15/30	200	191
Pfizer Investment Enterprises, 4.45%, 5/19/28	180	181
Providence St Joseph Health Obligated Group, 2.532%, 10/1/29	120	110
Revvity, 3.30%, 9/15/29	500	471
Reynolds American, 4.45%, 6/12/25	13	13
Reynolds American, 5.70%, 8/15/35	630	632
Reynolds American, 7.25%, 6/15/37	240	262
Smithfield Foods, 5.20%, 4/1/29 (1)	15	15
Solventum, 5.40%, 3/1/29	750	765
Stanford Health Care, 3.795%, 11/15/48	10	8
Sutter Health, 3.695%, 8/15/28	240	235
Takeda Pharmaceutical, 5.00%, 11/26/28	1,160	1,181
Tyson Foods, 3.55%, 6/2/27	180	177
Tyson Foods, 4.35%, 3/1/29	120	119

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Tyson Foods, 5.40%, 3/15/29	660	678
Wyeth, 5.95%, 4/1/37	240	252
Wyeth, 6.00%, 2/15/36	220	234
		37,228
Energy 2.8%
Boardwalk Pipelines, 3.40%, 2/15/31	25	23
BP Capital Markets America, 3.41%, 2/11/26	45	45
BP Capital Markets America, 3.543%, 4/6/27	1,080	1,068
BP Capital Markets America, 3.937%, 9/21/28	760	752
BP Capital Markets America, 4.812%, 2/13/33	430	420
BP Capital Markets America, 4.989%, 4/10/34	380	373
BP Capital Markets America, 5.227%, 11/17/34	360	359
Cameron LNG, 3.701%, 1/15/39 (1)	40	33
Canadian Natural Resources, 2.95%, 7/15/30	20	18
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27	580	586
Cheniere Energy, 4.625%, 10/15/28	330	327
Cheniere Energy Partners, 4.50%, 10/1/29	240	235
Cheniere Energy Partners, 5.95%, 6/30/33	1,000	1,021
Continental Resources, 4.375%, 1/15/28	310	302
Continental Resources, 4.90%, 6/1/44	180	139
Coterra Energy, 3.90%, 5/15/27	1,350	1,330
Coterra Energy, 4.375%, 3/15/29	60	59
Devon Energy, 4.75%, 5/15/42	250	197
Devon Energy, 5.20%, 9/15/34 (3)	90	84
Devon Energy, 5.60%, 7/15/41	740	655
Devon Energy, 7.95%, 4/15/32	60	66
Enbridge, 1.60%, 10/4/26	1,020	992
Enbridge, 5.625%, 4/5/34	55	56
Enbridge, 5.90%, 11/15/26	90	92
Enbridge, 6.70%, 11/15/53	35	37
Enbridge, VR, 7.375%, 3/15/55 (2)	210	213
Enbridge Energy Partners, 5.50%, 9/15/40	10	9
Energy Transfer, 4.95%, 6/15/28	60	61

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Energy Transfer, 5.40%, 10/1/47	15	13
Energy Transfer, 5.55%, 5/15/34	100	98
Energy Transfer, 5.60%, 9/1/34	60	59
Energy Transfer, 6.50%, 2/1/42	25	25
Enterprise Products Operating, 4.15%, 10/16/28	110	110
Enterprise Products Operating, 4.60%, 1/11/27	580	584
Enterprise Products Operating, 4.85%, 1/31/34	1,020	1,002
Enterprise Products Operating, VR, 5.25%, 8/16/77 (2)	240	231
Enterprise Products Operating, 5.35%, 1/31/33	100	102
Enterprise Products Operating, VR, 5.375%, 2/15/78 (2)	110	106
Enterprise Products Operating, 5.95%, 2/1/41	220	224
Enterprise Products Operating, 6.65%, 10/15/34	120	132
Expand Energy, 4.75%, 2/1/32	220	207
Expand Energy, 5.375%, 2/1/29	1,060	1,059
Expand Energy, 5.375%, 3/15/30	70	70
Halliburton, 2.92%, 3/1/30	500	461
Hess, 5.60%, 2/15/41	620	615
Hess, 7.125%, 3/15/33	50	56
HF Sinclair, 6.25%, 1/15/35	560	538
MPLX, 5.50%, 6/1/34	280	275
MPLX, 5.65%, 3/1/53	350	311
Occidental Petroleum, 5.375%, 1/1/32	90	86
Occidental Petroleum, 6.125%, 1/1/31	500	504
Occidental Petroleum, 6.45%, 9/15/36	70	68
Occidental Petroleum, 7.875%, 9/15/31	320	348
Occidental Petroleum, 7.95%, 6/15/39	70	76
Occidental Petroleum, 8.50%, 7/15/27	1,260	1,329
ONEOK, 4.85%, 7/15/26	120	120
ONEOK, 5.375%, 6/1/29	1,280	1,305
ONEOK, 5.55%, 11/1/26	710	718
ONEOK, 5.60%, 4/1/44	240	215
ONEOK, 6.625%, 9/1/53	200	198
Ovintiv, 6.50%, 8/15/34	80	80

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Ovintiv, 7.375%, 11/1/31	60	64
Patterson-UTI Energy, 3.95%, 2/1/28	120	115
Patterson-UTI Energy, 5.15%, 11/15/29 (3)	560	542
Patterson-UTI Energy, 7.15%, 10/1/33 (3)	590	581
Sabine Pass Liquefaction, 4.20%, 3/15/28	70	70
Sabine Pass Liquefaction, 4.50%, 5/15/30	85	84
Sabine Pass Liquefaction, 5.00%, 3/15/27	1,280	1,290
Sabine Pass Liquefaction, 5.875%, 6/30/26	120	121
Schlumberger Investment, 4.50%, 5/15/28	240	241
Shell Finance US, 2.375%, 11/7/29	590	546
Shell Finance US, 2.75%, 4/6/30	1,030	957
Shell International Finance, 3.875%, 11/13/28	80	80
Shell International Finance, 6.375%, 12/15/38	240	263
South Bow USA Infrastructure Holdings, 4.911%, 9/1/27 (1)	1,080	1,085
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29 (1)	90	89
South Bow USA Infrastructure Holdings, 5.584%, 10/1/34 (1)	300	289
Spectra Energy Partners, 3.375%, 10/15/26	520	511
Targa Resources, 5.20%, 7/1/27	1,260	1,276
Targa Resources, 5.50%, 2/15/35	170	166
Targa Resources Partner, 5.00%, 1/15/28	203	203
Targa Resources Partners / Targa Resources Partners Finance, 5.50%, 3/1/30	460	460
TotalEnergies Capital, 3.883%, 10/11/28	240	238
TotalEnergies Capital, 5.15%, 4/5/34	240	242
TotalEnergies Capital, 5.275%, 9/10/54	150	139
TotalEnergies Capital International, 2.986%, 6/29/41	60	42
TotalEnergies Capital International, 3.127%, 5/29/50	1,450	943
TransCanada PipeLines, 4.625%, 3/1/34	1,060	997
TransCanada PipeLines, 5.85%, 3/15/36	200	202
TransCanada PipeLines, 7.625%, 1/15/39	120	137
Transcontinental Gas Pipe Line, 4.60%, 3/15/48	10	8
Western Midstream Operating, 5.45%, 11/15/34	450	428

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Western Midstream Operating, 6.35%, 1/15/29	640	666
Williams, 5.30%, 8/15/28	920	942
Williams, 5.40%, 3/2/26	120	121
Williams, 8.75%, 3/15/32	120	143
Williams Cos, 5.15%, 3/15/34	585	571
Woodside Finance, 4.50%, 3/4/29 (1)	20	20
		35,749
Industrial Other 0.1%
Cornell University, 4.835%, 6/15/34 (3)	360	358
President and Fellows of Harvard College, 4.609%, 2/15/35 (3)	810	799
Washington University, 3.524%, 4/15/54	120	87
		1,244
Technology 2.5%
Accenture Capital, 4.05%, 10/4/29	540	536
Accenture Capital, 4.50%, 10/4/34	990	954
Analog Devices, 1.70%, 10/1/28	1,020	939
Analog Devices, 3.50%, 12/5/26	530	525
Atlassian, 5.25%, 5/15/29	45	46
Broadcom, 2.45%, 2/15/31 (1)	540	475
Broadcom, 3.50%, 2/15/41 (1)	210	163
Broadcom, 4.00%, 4/15/29 (1)	240	235
Broadcom, 5.05%, 7/12/29	400	407
Broadcom, 5.15%, 11/15/31	140	143
Broadcom / Broadcom Cayman Finance, 3.50%, 1/15/28	210	206
Cadence Design Systems, 4.30%, 9/10/29	65	65
CDW, 4.25%, 4/1/28	45	44
CDW / CDW Finance, 2.67%, 12/1/26	1,110	1,074
CDW / CDW Finance, 3.25%, 2/15/29	260	243
CDW / CDW Finance, 5.55%, 8/22/34	160	156
Dell International / EMC, 8.10%, 7/15/36	810	954
Dell International / EMC, 8.35%, 7/15/46	100	121

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Equinix, 2.90%, 11/18/26	520	507
Equinix Europe 2 Financing, 5.50%, 6/15/34	920	939
Fiserv, 3.20%, 7/1/26	40	39
Fiserv, 4.20%, 10/1/28	910	902
Fiserv, 5.15%, 8/12/34	360	353
Fiserv, 5.375%, 8/21/28	800	820
Fortinet, 2.20%, 3/15/31	1,060	924
Foundry JV Holdco, 6.15%, 1/25/32 (1)	200	207
Intel, 1.60%, 8/12/28	260	235
Intel, 3.15%, 5/11/27	240	233
Intel, 3.75%, 3/25/27	910	897
Intel, 4.60%, 3/25/40	190	162
Intel, 4.875%, 2/10/28	120	121
Intel, 5.00%, 2/21/31	160	160
Intel, 5.70%, 2/10/53	1,220	1,087
International Business Machines, 1.70%, 5/15/27	240	229
International Business Machines, 4.15%, 5/15/39	240	207
International Business Machines, 6.22%, 8/1/27	1,160	1,210
Intuit, 5.125%, 9/15/28	350	362
Keysight Technologies, 3.00%, 10/30/29	50	47
Keysight Technologies, 4.60%, 4/6/27	120	120
Keysight Technologies, 4.95%, 10/15/34	240	233
Marvell Technology, 2.45%, 4/15/28	80	75
Marvell Technology, 2.95%, 4/15/31	240	215
Marvell Technology, 4.875%, 6/22/28	120	121
Marvell Technology, 5.75%, 2/15/29	70	72
Microsoft, 5.30%, 2/8/41	620	656
Motorola Solutions, 2.30%, 11/15/30	70	61
Motorola Solutions, 5.00%, 4/15/29	1,090	1,106
Motorola Solutions, 5.40%, 4/15/34	160	162
NXP, 2.50%, 5/11/31	135	117
NXP, 3.15%, 5/1/27	305	297
NXP, 3.40%, 5/1/30	15	14

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
NXP / NXP Funding, 5.55%, 12/1/28	1,330	1,361
Oracle, 2.875%, 3/25/31	260	233
Oracle, 3.60%, 4/1/40	15	12
Qorvo, 4.375%, 10/15/29	540	517
QUALCOMM, 1.30%, 5/20/28	380	350
QUALCOMM, 6.00%, 5/20/53	1,390	1,432
RELX Capital, 3.00%, 5/22/30	25	23
RELX Capital, 4.00%, 3/18/29	560	553
Salesforce, 1.50%, 7/15/28	1,350	1,249
Salesforce, 1.95%, 7/15/31	70	61
Salesforce, 2.70%, 7/15/41	80	56
ServiceNow, 1.40%, 9/1/30	590	506
Texas Instruments, 3.875%, 3/15/39	190	165
Texas Instruments, 5.05%, 5/18/63 (3)	1,350	1,204
VeriSign, 4.75%, 7/15/27	880	880
Visa, 1.90%, 4/15/27	450	434
Visa, 2.70%, 4/15/40	915	688
Visa, 4.30%, 12/14/45	70	60
VMware, 1.40%, 8/15/26	225	216
VMware, 1.80%, 8/15/28	120	110
VMware, 3.90%, 8/21/27	160	158
Western Digital, 2.85%, 2/1/29	1,330	1,212
Western Digital, 3.10%, 2/1/32	70	60
		31,716
Transportation 0.4%
Burlington Northern Santa Fe, 5.05%, 3/1/41	140	132
Burlington Northern Santa Fe, 5.15%, 9/1/43	140	133
Burlington Northern Santa Fe, 5.50%, 3/15/55	210	206
Burlington Northern Santa Fe, 6.15%, 5/1/37	1,080	1,171
Canadian Pacific Railway, 1.75%, 12/2/26	95	91
Canadian Pacific Railway, 2.875%, 11/15/29	120	112
Canadian Pacific Railway, 3.50%, 5/1/50	15	10
Canadian Pacific Railway, 4.70%, 5/1/48	10	9

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Canadian Pacific Railway, 6.125%, 9/15/15	290	287
ERAC USA Finance, 4.50%, 2/15/45 (1)	10	8
ERAC USA Finance, 4.90%, 5/1/33 (1)	185	182
FedEx, 4.10%, 4/15/43	100	75
FedEx, 4.10%, 2/1/45 (1)	70	52
FedEx, 4.75%, 11/15/45	740	600
FedEx, 4.75%, 11/15/45 (1)	70	57
FedEx, 5.10%, 1/15/44 (1)	230	199
Norfolk Southern, 5.95%, 3/15/64	1,220	1,239
Southwest Airlines, 3.00%, 11/15/26	240	233
Southwest Airlines, 5.125%, 6/15/27	580	582
Transurban Finance, 2.45%, 3/16/31 (1)	30	26
Transurban Finance, 4.125%, 2/2/26 (1)	15	15
United Airlines Pass-Through Trust, Series 2019-1, Class AA, 4.15%, 2/25/33	39	37
United Airlines Pass-Through Trust, Series 20-1, Class A, 5.875%, 4/15/29	223	225
		5,681
Total Industrial		191,562
UTILITY 1.5%
Electric 1.3%
AEP Texas, 4.70%, 5/15/32	30	29
AES, 2.45%, 1/15/31 (3)	600	514
Ameren, 3.50%, 1/15/31	360	336
Ameren, 5.00%, 1/15/29	800	813
Ameren, 5.70%, 12/1/26	615	626
American Electric Power, VR, 6.95%, 12/15/54 (2)	170	170
American Electric Power, VR, 7.05%, 12/15/54 (2)	60	61
Appalachian Power, 4.40%, 5/15/44	500	406
Appalachian Power, 4.50%, 8/1/32	1,090	1,041
Appalachian Power, 7.00%, 4/1/38	760	850
Berkshire Hathaway Energy, 6.125%, 4/1/36	65	68
CMS Energy, VR, 3.75%, 12/1/50 (2)	130	111

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Commonwealth Edison, 3.70%, 8/15/28	1,640	1,617
Commonwealth Edison, 4.00%, 3/1/48	60	46
Constellation Energy Generation, 5.60%, 6/15/42	640	616
Constellation Energy Generation, 5.75%, 3/15/54	60	56
Constellation Energy Generation, 5.80%, 3/1/33	320	332
Constellation Energy Generation, 6.25%, 10/1/39	120	124
Constellation Energy Generation, 6.50%, 10/1/53	50	52
DTE Energy, 2.85%, 10/1/26	800	783
DTE Energy, 5.10%, 3/1/29	450	456
Duke Energy Florida, 5.95%, 11/15/52	2,050	2,077
Duke Energy Indiana, 5.40%, 4/1/53	40	37
Entergy Arkansas, 5.45%, 6/1/34	240	247
Eversource Energy, 2.90%, 3/1/27	120	117
Eversource Energy, 3.375%, 3/1/32	120	107
Eversource Energy, 5.95%, 7/15/34	160	166
FirstEnergy Transmission, 5.00%, 1/15/35	75	74
Georgia Power, 4.95%, 5/17/33	100	99
Metropolitan Edison, 4.30%, 1/15/29 (1)	75	74
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1)	15	15
National Grid, 5.602%, 6/12/28	320	330
Nevada Power, 3.70%, 5/1/29	940	920
New York State Electric & Gas, 5.30%, 8/15/34 (1)	75	75
NextEra Energy Capital Holdings, VR, 5.65%, 5/1/79 (2)	240	232
NextEra Energy Capital Holdings, 5.749%, 9/1/25	130	130
PacifiCorp, 2.90%, 6/15/52	90	53
PacifiCorp, 5.10%, 2/15/29	220	224
PacifiCorp, 5.75%, 4/1/37	240	243
PacifiCorp, 5.80%, 1/15/55	150	142
Southern, VR, 3.75%, 9/15/51 (2)	240	232
Southern, 4.40%, 7/1/46	300	242
Southern California Edison, 5.15%, 6/1/29	150	152
Union Electric, 5.20%, 4/1/34	220	223
Xcel Energy, 4.00%, 6/15/28	90	89

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Xcel Energy, 4.60%, 6/1/32	1,410	1,360
Xcel Energy, 5.45%, 8/15/33	120	121
		16,888
Natural Gas 0.2%
APT Pipelines, 4.25%, 7/15/27 (1)	10	10
NiSource, 1.70%, 2/15/31	160	135
NiSource, 3.49%, 5/15/27	55	54
NiSource, 3.95%, 3/30/48	45	34
NiSource, 5.65%, 2/1/45	15	15
NiSource, VR, 6.375%, 3/31/55 (2)(3)	220	215
NiSource, VR, 6.95%, 11/30/54 (2)	60	61
Southern California Gas, 2.95%, 4/15/27	220	214
Southern California Gas, 5.20%, 6/1/33	200	200
Southern California Gas, 5.75%, 6/1/53	210	204
Southern Co Gas Capital, 1.75%, 1/15/31	120	102
Southern Co Gas Capital, 4.95%, 9/15/34	730	713
Southern Co Gas Capital, 5.15%, 9/15/32	100	100
		2,057
Total Utility		18,945
Total Corporate Bonds (Cost $326,642)		326,559
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 0.5%
Local Authorities 0.1%
Province of Alberta, 4.50%, 1/24/34	205	204
Province of British Columbia Canada, 4.20%, 7/6/33	98	96
Province of Manitoba Canada, 4.30%, 7/27/33	250	246
		546
Owned No Guarantee 0.1%
Corp Nacional del Cobre de Chile, 3.75%, 1/15/31 (1)(3)	1,200	1,103
		1,103

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Sovereign 0.3%
Panama Government International Bond, 3.298%, 1/19/33	200	157
Peruvian Government International Bond, 5.375%, 2/8/35	1,000	988
United Mexican States, 4.75%, 3/8/44	300	228
United Mexican States, 2.659%, 5/24/31	2,800	2,380
United Mexican States, 3.50%, 2/12/34	700	573
		4,326
Total Foreign Government Obligations & Municipalities (Cost $6,012)		5,975
MUNICIPAL SECURITIES 1.2%
California 0.5%
Bay Area Toll Auth., Series S1, 6.918%, 4/1/40	1,000	1,117
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41	50	39
California, 7.50%, 4/1/34	1,500	1,743
California, 7.60%, 11/1/40	1,200	1,456
California, GO, 5.20%, 3/1/43	200	193
California State Univ., 6.484%, 11/1/41	250	266
Regents of the University of California Medical Center Pooled Revenue, Series H, 6.548%, 5/15/48	600	651
Regents of the University of California Medical Center Pooled Revenue, Series F, 6.583%, 5/15/49	500	543
		6,008
District Of Columbia 0.0%
Metropolitan Washington Airports Auth., Dulles Toll Road, 7.462%, 10/1/46	225	261
		261
Georgia 0.2%
County of Fulton, 5.148%, 7/1/39	205	205
Municipal Electric Auth. of Georgia, Series A, 6.637%, 4/1/57	1,771	1,926
		2,131

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Illinois 0.0%
Chicago O'Hare Int'l Airport, Third Lien, 6.395%, 1/1/40	250	269
Cook County, GO, 6.36%, 11/15/33	25	27
		296
Louisiana 0.0%
Louisiana Local Government Environmental Facilities & CDA, Series A, 4.475%, 8/1/39	60	57
		57
Maryland 0.0%
Maryland HHEFA, Series B, 4.815%, 7/1/43	40	36
		36
New York 0.0%
New York State Urban Dev. Sales Tax Revenue, Series B, 2.59%, 3/15/35	70	58
		58
Ohio 0.1%
American Municipal Power, Series C, 6.053%, 2/15/43	1,500	1,542
		1,542
Tennessee 0.0%
Metropolitan Government of Nashville & Davidson County, Series B, 3.235%, 7/1/52	75	48
		48
Texas 0.4%
Central Texas Regional Mobility Auth., Series E, 3.167%, 1/1/41	75	59
Dallas / Fort Worth Int'l Airport, Series C, 2.843%, 11/1/46	65	46
Dallas / Fort Worth Int'l Airport, Series A, 4.507%, 11/1/51	750	642
Dallas / Fort Worth Int'l Airport, Series A, 5.045%, 11/1/47	250	234
Dallas Area Rapid Transit, 4.922%, 12/1/41	1,955	1,840
Grand Parkway Transportation, Series B, 3.236%, 10/1/52	2,500	1,711

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Texas Natural Gas Securitization Fin., Consumer Rate Relief Bonds, 5.169%, 4/1/41	30	30
Texas Private Activity Bond Surface Transportation, Series B, 3.922%, 12/31/49	30	24
		4,586
Virginia 0.0%
Univ. of Virginia, Series B, 2.584%, 11/1/51	75	46
		46
Wisconsin 0.0%
PFA, Series B, 3.405%, 7/1/51	70	49
		49
Total Municipal Securities (Cost $15,581)		15,118
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 2.0%
Collateralized Mortgage Obligations 0.5%
Angel Oak Mortgage Trust, Series 2019-5, Class A1, CMO, ARM, 2.593%, 10/25/49 (1)	12	12
Angel Oak Mortgage Trust, Series 2021-6, Class A3, CMO, ARM, 1.714%, 9/25/66 (1)	59	50
Angel Oak Mortgage Trust, Series 2022-6, Class A1, CMO, ARM, 4.30%, 7/25/67 (1)	273	269
Angel Oak Mortgage Trust, Series 2025-3, Class A1, CMO, ARM, 5.42%, 3/25/70 (1)	648	649
Angel Oak Mortgage Trust, Series 2025-4, Class A1, CMO, ARM, 5.855%, 4/25/70 (1)	54	54
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3, CMO, ARM, 2.189%, 9/25/51 (1)	47	42
Bayview MSR Opportunity Master Fund Trust, Series 2021-5, Class A20, CMO, ARM, 2.50%, 11/25/51 (1)	102	82
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A1, CMO, ARM, 1.699%, 4/25/60 (1)	34	32
COLT Mortgage Loan Trust, Series 2022-3, Class A1, CMO, ARM, 3.901%, 2/25/67 (1)	72	69
COLT Mortgage Loan Trust, Series 2025-4, Class A1, CMO, ARM, 5.794%, 4/25/70 (1)	230	232

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
COLT Mortgage Loan Trust, Series 2025-INV2, Class A1, CMO, ARM, 5.601%, 2/25/70 (1)	227	228
EFMT, Series 2025-INV1, Class A1, CMO, ARM, 5.626%, 3/25/70 (1)	148	149
Ellington Financial Mortgage Trust, Series 2020-2, Class A1, CMO, ARM, 1.178%, 10/25/65 (1)	23	21
Ellington Financial Mortgage Trust, Series 2021-3, Class M1, CMO, ARM, 2.53%, 9/25/66 (1)	100	68
Freddie Mac STACR REMIC Trust, Series 2021-DNA7, Class M1, FRN, CMO, ARM, SOFR30A + 0.85%, 5.204%, 11/25/41 (1)	19	19
Freddie Mac STACR REMIC Trust, Series 2021-HQA4, Class M1, FRN, CMO, ARM, SOFR30A + 0.95%, 5.304%, 12/25/41 (1)	208	206
Freddie Mac STACR REMIC Trust, Series 2025-HQA1, Class A1, FRN, CMO, ARM, SOFR30A + 0.95%, 5.304%, 2/25/45 (1)	177	177
GCAT, Series 2021-NQM5, Class A1, CMO, ARM, 1.262%, 7/25/66 (1)	60	50
JP Morgan Mortgage Trust, Series 2023-DSC2, Class A1, CMO, ARM, 5.25%, 11/25/63 (1)	200	199
New Residential Mortgage Loan Trust, Series 2022-INV1, Class A4, CMO, ARM, 3.00%, 3/25/52 (1)	81	69
NYMT Loan Trust, Series 2025-INV1, Class A1, CMO, ARM, 5.402%, 4/25/60 (1)	428	430
OBX Trust, Series 2025-NQM6, Class A1, CMO, ARM, 5.603%, 3/25/65 (1)	2,579	2,593
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO, ARM, 3.692%, 11/25/59 (1)	29	29
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO, ARM, 5.999%, 2/25/68 (1)	68	68
Verus Securitization Trust, Series 2025-2, Class A1, CMO, ARM, 5.307%, 3/25/70 (1)	623	623
Verus Securitization Trust, Series 2025-3, Class A1, CMO, ARM, 5.623%, 5/25/70 (1)	435	437
		6,857
Commercial Mortgage-Backed Securities 1.5%
Bank, Series 2019-BN17, Class A4, ARM, 3.714%, 4/15/52	385	373

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Bank, Series 2024-BNK47, Class A5, ARM, 5.716%, 6/15/57	975	1,022
Bank5, Series 2024-5YR10, Class A3, ARM, 5.302%, 10/15/57	500	512
Bank5, Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57	10	10
Bank5, Series 2024-5YR8, Class A3, ARM, 5.884%, 8/15/57	10	10
Bank5, Series 2024-5YR8, Class AS, ARM, 6.378%, 8/15/57	1,215	1,272
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, ARM, 6.014%, 7/15/57	25	26
Benchmark Mortgage Trust, Series 2019-B12, Class A5, ARM, 3.116%, 8/15/52	555	517
Benchmark Mortgage Trust, Series 2019-B13, Class A4, ARM, 2.952%, 8/15/57	2,735	2,549
Benchmark Mortgage Trust, Series 2022-B36, Class A5, ARM, 4.47%, 7/15/55	2,255	2,181
Benchmark Mortgage Trust, Series 2024-V5, Class AM, ARM, 6.417%, 1/10/57	695	727
Benchmark Mortgage Trust, Series 2024-V8, Class AM, ARM, 6.859%, 7/15/57	55	58
Benchmark Mortgage Trust, Series 2024-V8, Class A3, ARM, 6.189%, 7/15/57	386	407
Benchmark Mortgage Trust, Series 2025-V13, Class A4, ARM, 5.815%, 2/15/58	3,721	3,889
Big Trust, Series 2022-BIG, Class A, ARM, FRN, 1M TSFR + 1.34%, 5.664%, 2/15/39 (1)	91	91
BMO Mortgage Trust, Series 2024-5C5, Class AS, ARM, 6.364%, 2/15/57	490	513
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, ARM, FRN, 1M TSFR + 1.29%, 5.615%, 12/15/39 (1)	98	98
BX Commercial Mortgage Trust, Series 2024-SLCT, Class A, ARM, FRN, 1M TSFR + 1.32%, 5.645%, 1/15/42 (1)	190	189
BX Trust, Series 2023-LIFE, Class B, ARM, 5.391%, 2/15/28 (1)	100	98
BX Trust, Series 2025-ROIC, Class A, ARM, FRN, 1M TSFR + 1.14%, 5.466%, 3/15/30 (1)	735	721

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Five Mortgage Trust, Series 2023-V1, Class A3, ARM, 5.668%, 2/10/56	50	51
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, ARM, 5.649%, 1/13/40 (1)	110	113
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class B, ARM, 5.95%, 1/13/40 (1)	1,340	1,377
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class B, ARM, 3.377%, 1/5/39 (1)	100	89
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3, ARM, 3.801%, 8/15/48	109	108
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B, ARM, FRN, 1M TSFR + 1.22%, 5.537%, 4/15/38 (1)	80	80
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, ARM, 6.014%, 12/15/56	1,080	1,153
TX Trust, Series 2024-HOU, Class A, ARM, FRN, 1M TSFR + 1.59%, 5.913%, 6/15/39 (1)	100	99
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, ARM, 6.134%, 3/15/40 (1)	200	201
		18,534
Total Non-U.S. Government Mortgage-Backed Securities (Cost $25,328)		25,391
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 25.1%
U.S. Government Agency Obligations 19.5%
Federal Home Loan Mortgage
1.50%, 2/1/36 - 4/1/41	450	392
2.00%, 8/1/36 - 4/1/52	8,964	7,175
ARM, 2.347%, 11/25/31	390	346
2.50%, 3/1/42 - 4/1/52	21,798	18,331
3.00%, 9/1/32 - 6/1/52	18,568	16,381
3.50%, 10/1/47 - 6/1/52	5,201	4,735
3.71%, 9/25/32	165	158
4.00%, 11/1/37 - 10/1/52	1,214	1,152
4.40%, 10/25/30	730	736
4.43%, 2/25/33	125	125

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
4.50%, 11/1/52 - 10/1/53	1,585	1,517
5.00%, 2/1/53 - 12/1/54	10,554	10,353
5.50%, 8/1/53 - 4/1/55	14,321	14,353
6.00%, 2/1/53 - 3/1/55	17,054	17,369
6.50%, 1/1/54 - 1/1/55	6,188	6,398
7.00%, 6/1/54	191	199
Federal National Mortgage Assn.
1.50%, 10/1/36 - 1/1/42	2,929	2,587
2.00%, 9/1/36 - 3/1/52	67,776	55,453
2.50%, 7/1/30 - 5/1/52	29,094	24,665
3.00%, 1/1/35 - 8/1/52	6,699	6,108
3.50%, 1/1/33 - 8/1/53	13,629	12,387
4.00%, 11/1/39 - 6/1/53	8,734	8,202
4.50%, 4/1/41 - 1/1/55	9,776	9,399
5.00%, 11/1/44 - 1/1/55	5,131	5,048
5.50%, 5/1/44 - 1/1/55	3,302	3,312
6.00%, 12/1/52 - 8/1/54	2,973	3,046
6.50%, 11/1/53 - 1/1/55	1,201	1,243
UMBS, TBA (4)
3.50%, 5/15/39	1,200	1,156
4.00%, 6/25/52	6,685	6,229
4.50%, 5/13/55	1,745	1,669
5.00%, 5/15/39 - 5/15/54	3,480	3,453
5.50%, 5/15/55	2,125	2,120
6.00%, 5/15/55	755	766
6.50%, 5/15/55	5,090	5,242
		251,805
U.S. Government Obligations 5.6%
Government National Mortgage Assn.
1.50%, 5/20/37	39	35
2.00%, 1/20/51 - 1/20/52	14,610	11,922
2.50%, 8/20/50 - 3/20/52	16,361	13,945
3.00%, 6/20/45 - 6/20/52	11,530	10,216

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
3.50%, 6/20/46 - 7/20/52	5,815	5,344
4.00%, 10/20/40 - 11/20/52	4,200	3,925
4.50%, 10/20/47 - 2/20/53	2,302	2,211
5.00%, 8/20/47 - 12/20/54	2,056	2,027
5.50%, 9/20/54	49	49
6.00%, 9/20/52 - 12/20/52	500	506
Government National Mortgage Assn., TBA (4)
3.50%, 3/20/52	1,990	1,808
4.00%, 5/20/55	3,810	3,546
4.50%, 5/20/55	4,300	4,116
5.00%, 5/15/54	3,415	3,350
5.50%, 5/15/54	7,645	7,641
6.00%, 5/15/54	1,215	1,229
		71,870
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $325,174)		323,675
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 41.2%
U.S. Treasury Obligations 41.2%
U.S. Treasury Bonds, 1.75%, 8/15/41	1,710	1,143
U.S. Treasury Bonds, 2.00%, 8/15/51	1,665	971
U.S. Treasury Bonds, 2.25%, 2/15/52	350	216
U.S. Treasury Bonds, 3.375%, 8/15/42	115	97
U.S. Treasury Bonds, 3.625%, 2/15/53	205	170
U.S. Treasury Bonds, 3.625%, 5/15/53 (5)	3,180	2,633
U.S. Treasury Bonds, 3.875%, 2/15/43	140	127
U.S. Treasury Bonds, 3.875%, 5/15/43	2,355	2,126
U.S. Treasury Bonds, 4.125%, 8/15/44	735	681
U.S. Treasury Bonds, 4.25%, 8/15/54	190	176
U.S. Treasury Bonds, 4.25%, 2/15/54	350	324
U.S. Treasury Bonds, 4.50%, 11/15/54	58,425	56,540
U.S. Treasury Bonds, 4.625%, 5/15/44	210	208

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
U.S. Treasury Bonds, 4.625%, 11/15/44	64,960	64,333
U.S. Treasury Bonds, 4.75%, 2/15/45	12,500	12,585
U.S. Treasury Notes, 1.25%, 8/15/31	590	504
U.S. Treasury Notes, 1.875%, 2/28/27	9,540	9,244
U.S. Treasury Notes, 3.375%, 5/15/33	565	540
U.S. Treasury Notes, 3.50%, 2/15/33	200	193
U.S. Treasury Notes, 3.50%, 1/31/28	385	384
U.S. Treasury Notes, 3.50%, 9/30/29	1,300	1,290
U.S. Treasury Notes, 3.625%, 8/31/29	570	569
U.S. Treasury Notes, 3.625%, 5/31/28	800	801
U.S. Treasury Notes, 3.75%, 12/31/28	195	196
U.S. Treasury Notes, 3.875%, 8/15/34	230	225
U.S. Treasury Notes, 3.875%, 3/31/27	6,800	6,832
U.S. Treasury Notes, 3.875%, 3/15/28	68,100	68,664
U.S. Treasury Notes, 4.00%, 2/29/28	1,130	1,142
U.S. Treasury Notes, 4.00%, 6/30/28	4,120	4,170
U.S. Treasury Notes, 4.00%, 3/31/30	34,500	34,934
U.S. Treasury Notes, 4.00%, 2/28/30	71,880	72,818
U.S. Treasury Notes, 4.125%, 10/31/27	140	142
U.S. Treasury Notes, 4.125%, 11/30/29	1,950	1,985
U.S. Treasury Notes, 4.125%, 1/31/27 (5)	6,210	6,259
U.S. Treasury Notes, 4.25%, 2/28/29	1,345	1,373
U.S. Treasury Notes, 4.25%, 1/15/28	16,800	17,082
U.S. Treasury Notes, 4.25%, 11/15/34	39,570	39,873
U.S. Treasury Notes, 4.25%, 1/31/30	54,605	55,881
U.S. Treasury Notes, 4.25%, 2/15/28	56,655	57,646
U.S. Treasury Notes, 4.375%, 12/31/29	250	257
U.S. Treasury Notes, 4.625%, 2/15/35	4,140	4,295
U.S. Treasury Notes, 4.75%, 11/15/53	265	266
		529,895
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $527,720)		529,895

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS 4.2%
Money Market Funds 4.2%
T. Rowe Price Government Reserve Fund, 4.38% (6)(7)	53,902	53,902
Total Short-Term Investments (Cost $53,902)		53,902
SECURITIES LENDING COLLATERAL 0.5%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 4.38% (6)(7)	6,865	6,865
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		6,865
Total Securities Lending Collateral (Cost $6,865)		6,865
Total Investments in Securities 103.7% of Net Assets (Cost $1,333,928)		$1,334,220

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $56,684 and represents 4.4% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3)	See Note 4. All or a portion of this security is on loan at April 30, 2025.
(4)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $42,325 and represents 3.3% of net assets.
(5)	At April 30, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(6)	Seven-day yield

T. ROWE PRICE QM U.S. BOND ETF

(7)	Affiliated Companies

1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CDA	Community Development Administration/Authority
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
GO	General Obligation
HHEFA	Health & Higher Educational Facility Authority
PFA	Public Finance Authority/Agency
SOFR30A	30-day Average term SOFR (Secured Overnight Financing Rate)
TBA	To-Be-Announced
UMBS	Uniform Mortgage-Backed Securities
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE QM U.S. BOND ETF

	Par	$ Value
(Amounts in 000s)
TBA Sale Commitments (0.2)%
U.S. Government & Agency Mortgage-Backed Securities (0.2)%
U.S. Government Agency Obligations (0.1)%
UMBS, TBA, 3.00%, 2/25/52	(995)	(863)
U.S. Government Obligations (0.1)%
Government National Mortgage Assn., TBA, 2.50%, 5/20/55	(1,275)	(1,087)
		(1,950)
Total TBA Sales Commitments (Proceeds $(1,987))		(1,950)

T. ROWE PRICE QM U.S. BOND ETF

(Amounts in 000s)
SWAPS 0.0%

Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit CDX.NA.IG.S44), Receive 1.00% Quarterly, Pay upon credit default, 6/20/30	9,800	156	174	(18)
Protection Sold (Relevant Credit: Markit CDX.NA.IG.S43), Receive 1.00% Quarterly, Pay upon credit default, 12/20/29	19,250	329	400	(71)
Total Centrally Cleared Credit Default Swaps, Protection Sold				(89)
Net payments (receipts) of variation margin to date				$73
Variation margin receivable (payable) on centrally cleared swaps				$(16)

T. ROWE PRICE QM U.S. BOND ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Long, 6 U.S. Treasury Notes ten year contracts	06/25	663	$10
Short, 6 Ultra U.S. Treasury Bonds contracts	06/25	(704)	(22)
Short, 7 Ultra U.S. Treasury Notes ten year contracts	06/25	(789)	(14)
Long, 225 U.S. Treasury Notes five year contracts	06/25	24,332	237
Long, 37 U.S. Treasury Notes two year contracts	06/25	7,651	51
Net payments (receipts) of variation margin to date			(246)
Variation margin receivable (payable) on open futures contracts			$16

T. ROWE PRICE QM U.S. BOND ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$509++
Totals	$—#	$—	$509+

Supplementary Investment Schedule
Affiliate	Value 10/31/24	Purchase Cost	Sales Cost	Value 4/30/25
T. Rowe Price Government Reserve Fund	$3,873	¤	¤	$60,767
	Total			$60,767^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $509 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $60,767.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE QM U.S. BOND ETF

April 30, 2025 Unaudited
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $1,333,928)	$1,334,220
Receivable for investment securities sold	15,709
Interest and dividends receivable	11,952
Cash	85
Variation margin receivable on futures contracts	16
Total assets	1,361,982
Liabilities
Payable for investment securities purchased	66,722
Obligation to return securities lending collateral	6,865
TBA Sales Commitments (proceeds $1,987)	1,950
Investment management and administrative fees payable	78
Variation margin payable on centrally cleared swaps	16
Total liabilities	75,631
NET ASSETS	$1,286,351
Net Assets Consists of:
Total distributable earnings (loss)	$(1,196)
Paid-in capital applicable to 30,175,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	1,287,547
NET ASSETS	$1,286,351
NET ASSET VALUE PER SHARE	$42.63
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE QM U.S. BOND ETF

Unaudited
    STATEMENT OF OPERATIONS

($000s)
6 Months Ended
4/30/25
Investment Income (Loss)
Income
Interest	$7,874
Dividend	509
Securities lending	3
Total income	8,386
Investment management and administrative expense	142
Net investment income	8,244
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	1,048
Futures	(154)
Swaps	25
Net realized gain	919
Change in net unrealized gain / loss
Securities	4,322
Futures	395
Swaps	(93)
TBA Sales Commitments	29
Change in unrealized gain / loss	4,653
Net realized and unrealized gain / loss	5,572
INCREASE IN NET ASSETS FROM OPERATIONS	$13,816
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE QM U.S. BOND ETF

Unaudited
    STATEMENT OF CHANGES IN NET ASSETS

($000s)
	6 Months Ended	Year Ended
	4/30/25	10/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income	$8,244	$4,011
Net realized gain (loss)	919	(564)
Change in net unrealized gain / loss	4,653	6,876
Increase in net assets from operations	13,816	10,323
Distributions to shareholders
Net earnings	(8,204)	(4,014)
Capital share transactions*
Shares sold	1,201,147	5,348
Shares redeemed	(16,845)	(19,039)
Increase (decrease) in net assets from capital share transactions	1,184,302	(13,691)
Net Assets
Increase (decrease) during period	1,189,914	(7,382)
Beginning of period	96,437	103,819
End of period	$1,286,351	$96,437
*Share information (000s)
Shares sold	28,300	125
Shares redeemed	(400)	(450)
Increase (decrease) in shares outstanding	27,900	(325)
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE QM U.S. BOND ETF

Unaudited
    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The QM U.S. Bond ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide a total return that exceeds the performance of the U.S. investment-grade bond market.
NOTE  1  –  SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.

T. ROWE PRICE QM U.S. BOND ETF

Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 25,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
New Accounting Guidance
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE QM U.S. BOND ETF

NOTE  2  –  VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE QM U.S. BOND ETF

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE QM U.S. BOND ETF

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	1,273,453	$—	1,273,453
Short-Term Investments	53,902	—	—	53,902
Securities Lending Collateral	6,865	—	—	6,865
Total Securities	60,767	1,273,453	—	1,334,220
Futures Contracts*	298	—	—	298
Total	$61,065	$1,273,453	$—	$1,334,518
Liabilities
TBA Sale Commitments	$—	$1,950	$—	$1,950
Swaps*	—	89	—	89
Futures Contracts*	36	—	—	36
Total	$36	$2,039	$—	$2,075

[1]	Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
NOTE  3  –  DERIVATIVE INSTRUMENTS
During the six months ended April 30, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are

T. ROWE PRICE QM U.S. BOND ETF

consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of April 30, 2025, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)	Location on Statement of Assets and Liabilities	Fair Value*
Assets
Interest rate derivatives	Futures	$298
Liabilities
Interest rate derivatives	Futures	$36
Credit derivatives	Centrally Cleared Swaps	89
Total		$125

*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE QM U.S. BOND ETF

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended April 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s) Location of Gain (Loss) on Statement of Operations
	Futures	Swaps	Total
Realized Gain (Loss)
Interest rate derivatives	$(154)	$—	$(154)
Credit derivatives	—	25	25
Total	$(154)	$25	$(129)
Change in Unrealized Gain (Loss)
Interest rate derivatives	$395	$—	$395
Credit derivatives	—	(93)	(93)
Total	$395	$(93)	$302
Counterparty Risk and Collateral
The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of April 30, 2025, securities valued at $940,000 has been posted by the fund for exchange-traded and /or centrally cleared derivatives.

T. ROWE PRICE QM U.S. BOND ETF

Futures Contracts
The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; as a cash management tool; or to adjust portfolio duration. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended April 30, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 2% and 13% of net assets.
Swaps
The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified

T. ROWE PRICE QM U.S. BOND ETF

from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of April 30, 2025, the notional amount of protection sold by the fund totaled $29,050,000 (2.3% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended April 30, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 1% and 3% of net assets.

T. ROWE PRICE QM U.S. BOND ETF

NOTE  4  –  OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities
The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations
The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities
The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations
The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or

T. ROWE PRICE QM U.S. BOND ETF

delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of April 30, 2025, securities valued at $560,000 had been posted by the fund to counterparties for MSFTA Transactions.
Dollar Rolls
The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned

T. ROWE PRICE QM U.S. BOND ETF

securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At April 30, 2025, the value of loaned securities was $6,703,000; the value of cash collateral and related investments was $6,865,000.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term and U.S. government securities aggregated $406,905,000 and $28,544,000, respectively, for the six months ended April 30, 2025. Purchases and sales of U.S. government securities, excluding in-kind transactions and short-term securities, aggregated $804,136,000 and $49,438,000, respectively, for the six months ended April 30, 2025.
NOTE  5  –  FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

T. ROWE PRICE QM U.S. BOND ETF

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2024, the fund had $2,756,000 of available capital loss carryforwards.
At April 30, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was $1,332,515,000. Net unrealized loss aggregated $502,000 at period-end, of which $7,744,000 related to appreciated investments and $7,242,000 related to depreciated investments.
NOTE  6  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.08% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses, but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
As of April 30, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,681,020 shares of the fund, representing 6% of the fund’s net assets.

T. ROWE PRICE QM U.S. BOND ETF

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  7  –   SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE  8  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and

T. ROWE PRICE QM U.S. BOND ETF

tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE QM U.S. BOND ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser).  In that regard, at a meeting held on March 12-13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract.  At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract.  The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below.  The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics.  The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser.  These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications.  The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record.  The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds.  In connection with the Meeting, the Board reviewed information

T. ROWE PRICE QM U.S. BOND ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.  Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance.  The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.  The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund.  In considering soft-dollar arrangements, the Board noted that, effective January 1, 2024, the Adviser began using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price mutual funds and ETFs.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays the Adviser an all-inclusive management fee, which is based on the fund’s average daily net assets. The

T. ROWE PRICE QM U.S. BOND ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
all-inclusive management fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest and borrowing expenses, taxes, brokerage commissions and other transaction costs, fund proxy expenses, and any nonrecurring extraordinary expenses. The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for investors and such a fee structure is typically used by other ETFs offered by competitors. The Adviser has historically sought to set the initial all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund).  Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers.  The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the

T. ROWE PRICE QM U.S. BOND ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s actual management fee rate ranked in the first quintile (Expense Group and Expense Universe) and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business.  The Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business.  In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract.  No single factor was considered in isolation or to be determinative to the decision.  Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

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1307 Point Street
Baltimore, MD 21231
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF989-051 06/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 17, 2025